Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
March 31, 2025
LCC-NPRT1-0525
1.9899866.104
Foreign Government and Government Agency Obligations - 86.3%
		Principal Amount (a)	Value ($)
BRAZIL - 6.8%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	6,194,915
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	5,195,779
Brazilian Federative Republic 10% 1/1/2031	BRL	1,750,000	251,647
Brazilian Federative Republic 10% 1/1/2033	BRL	11,950,000	1,645,152
Brazilian Federative Republic 10% 1/1/2035	BRL	5,500,000	730,505
Brazilian Federative Republic Treasury Bills 0% 1/1/2026 (b)	BRL	23,250,000	3,664,112
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (b)	BRL	29,000,000	2,637,118
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (b)	BRL	39,250,000	5,774,728
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (b)	BRL	12,000,000	1,542,283
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (b)	BRL	10,500,000	1,178,872
TOTAL BRAZIL			28,815,111
CHILE - 1.6%
Chilean Republic 4.7% 9/1/2030 (c)(d)	CLP	1,725,000,000	1,727,380
Chilean Republic 5% 3/1/2035	CLP	1,000,000,000	993,220
Chilean Republic 6% 1/1/2043	CLP	1,275,000,000	1,377,962
Chilean Republic 6% 4/1/2033 (c)(d)	CLP	2,650,000,000	2,814,401
TOTAL CHILE			6,912,963
CHINA - 4.3%
Peoples Republic of China 2.04% 11/25/2034	CNY	13,250,000	1,853,686
Peoples Republic of China 2.57% 5/20/2054	CNY	7,500,000	1,133,356
Peoples Republic of China 2.68% 5/21/2030	CNY	42,000,000	6,055,701
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,159,843
Peoples Republic of China 3.12% 10/25/2052	CNY	17,750,000	2,944,977
Peoples Republic of China 3.81% 9/14/2050	CNY	12,000,000	2,195,930
TOTAL CHINA			18,343,493
COLOMBIA - 4.3%
Colombian Republic 5.75% 11/3/2027	COP	31,100,000,000	6,734,801
Colombian Republic 6% 4/28/2028	COP	1,850,000,000	392,467
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	958,348
Colombian Republic 7% 6/30/2032	COP	26,300,000,000	4,832,594
Colombian Republic 7.25% 10/18/2034	COP	11,500,000,000	1,988,507
Colombian Republic 7.25% 10/26/2050	COP	8,500,000,000	1,178,862
Colombian Republic 9.25% 5/28/2042	COP	10,650,000,000	1,929,867
TOTAL COLOMBIA			18,015,446
CZECH REPUBLIC - 4.0%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	6,610,383
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	6,877,160
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	627,501
Czech Republic 1.95% 7/30/2037	CZK	38,500,000	1,275,163
Czech Republic 2% 10/13/2033	CZK	15,000,000	548,164
Czech Republic 2.75% 7/23/2029	CZK	26,000,000	1,082,340
TOTAL CZECH REPUBLIC			17,020,711
DOMINICAN REPUBLIC - 0.7%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	51,000,000	835,287
Dominican Republic 13.625% 2/3/2033 (d)	DOP	38,500,000	717,999
Dominican Republic 9.75% 6/5/2026 (c)	DOP	88,500,000	1,400,510
TOTAL DOMINICAN REPUBLIC			2,953,796
EGYPT - 1.6%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	589,171
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	189,242
Arab Republic of Egypt Treasury Bills 0% 4/22/2025 (b)	EGP	54,000,000	1,050,304
Arab Republic of Egypt Treasury Bills 0% 4/29/2025 (b)	EGP	57,250,000	1,107,460
Arab Republic of Egypt Treasury Bills 0% 5/13/2025 (b)	EGP	111,800,000	2,141,201
Arab Republic of Egypt Treasury Bills 0% 6/3/2025 (b)	EGP	90,225,000	1,701,143
TOTAL EGYPT			6,778,521
HUNGARY - 2.3%
Hungary Government 2.25% 4/20/2033	HUF	680,000,000	1,297,988
Hungary Government 2.75% 12/22/2026	HUF	969,000,000	2,449,951
Hungary Government 3.25% 10/22/2031	HUF	257,000,000	557,540
Hungary Government 4.75% 11/24/2032	HUF	425,000,000	987,985
Hungary Government 6.75% 10/22/2028	HUF	1,653,000,000	4,432,347
TOTAL HUNGARY			9,725,811
INDIA - 4.9%
Republic of India 6.67% 12/17/2050	INR	529,000,000	6,012,067
Republic of India 6.79% 10/7/2034	INR	265,000,000	3,144,588
Republic of India 7.1% 4/18/2029	INR	85,000,000	1,016,113
Republic of India 7.1% 4/8/2034	INR	175,000,000	2,113,474
Republic of India 7.18% 7/24/2037	INR	275,000,000	3,347,078
Republic of India 7.18% 8/14/2033	INR	85,000,000	1,030,374
Republic of India 7.3% 6/19/2053	INR	340,500,000	4,168,296
TOTAL INDIA			20,831,990
INDONESIA - 9.0%
Indonesia Government 5.125% 4/15/2027	IDR	15,000,000,000	880,814
Indonesia Government 6.375% 4/15/2032	IDR	65,250,000,000	3,812,287
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	3,856,885
Indonesia Government 6.625% 2/15/2034	IDR	69,000,000,000	4,063,687
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,746,830
Indonesia Government 7% 9/15/2030	IDR	16,250,000,000	989,621
Indonesia Government 7.125% 6/15/2038 (e)	IDR	50,500,000,000	3,039,878
Indonesia Government 7.125% 6/15/2042 (e)	IDR	24,750,000,000	1,487,795
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	662,045
Indonesia Government 7.5% 4/15/2040	IDR	40,750,000,000	2,519,874
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	5,823,732
Indonesia Government 8.25% 5/15/2036	IDR	44,750,000,000	2,904,967
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,281,802
Indonesia Government 8.375% 9/15/2026	IDR	66,750,000,000	4,127,536
TOTAL INDONESIA			38,197,753
MALAYSIA - 9.7%
Malaysia Government 3.502% 5/31/2027	MYR	3,033,000	684,997
Malaysia Government 3.519% 4/20/2028	MYR	40,750,000	9,187,048
Malaysia Government 3.582% 7/15/2032	MYR	20,500,000	4,576,108
Malaysia Government 3.757% 5/22/2040	MYR	5,000,000	1,099,313
Malaysia Government 3.828% 7/5/2034	MYR	14,300,000	3,234,120
Malaysia Government 3.885% 8/15/2029	MYR	13,000,000	2,964,718
Malaysia Government 3.906% 7/15/2026	MYR	18,000,000	4,085,949
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	3,779,957
Malaysia Government 4.18% 5/16/2044	MYR	5,000,000	1,154,462
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,061,016
Malaysia Government 4.504% 4/30/2029	MYR	9,750,000	2,276,194
Malaysia Government 4.642% 11/7/2033	MYR	4,250,000	1,017,979
Malaysia Government 4.696% 10/15/2042	MYR	6,450,000	1,578,858
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,109,256
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,131,648
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	495,500
TOTAL MALAYSIA			40,437,123
MEXICO - 9.1%
United Mexican States 10% 11/20/2036	MXN	10,000,000	510,572
United Mexican States 5.75% 3/5/2026	MXN	140,000,000	6,674,226
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	4,968,891
United Mexican States 7.5% 6/3/2027	MXN	59,250,000	2,833,618
United Mexican States 7.75% 11/13/2042	MXN	88,750,000	3,557,373
United Mexican States 7.75% 11/23/2034	MXN	42,500,000	1,866,494
United Mexican States 8% 7/31/2053	MXN	118,250,000	4,708,721
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,160,735
United Mexican States 8.5% 5/31/2029	MXN	249,750,000	12,050,747
TOTAL MEXICO			38,331,377
PERU - 1.9%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	505,763
Peruvian Republic 5.4% 8/12/2034	PEN	1,850,000	458,037
Peruvian Republic 6.15% 8/12/2032	PEN	3,750,000	1,023,130
Peruvian Republic 6.9% 8/12/2037	PEN	8,250,000	2,212,406
Peruvian Republic 6.95% 8/12/2031	PEN	11,500,000	3,341,588
Peruvian Republic 7.3% 8/12/2033 (c)(d)	PEN	1,750,000	501,738
TOTAL PERU			8,042,662
POLAND - 6.6%
Republic of Poland 0.25% 10/25/2026	PLN	35,250,000	8,472,779
Republic of Poland 1.25% 10/25/2030	PLN	11,700,000	2,435,735
Republic of Poland 1.75% 4/25/2032	PLN	9,750,000	1,971,424
Republic of Poland 2.75% 10/25/2029	PLN	11,250,000	2,616,382
Republic of Poland 2.75% 4/25/2028	PLN	10,500,000	2,532,591
Republic of Poland 4.75% 7/25/2029	PLN	17,000,000	4,301,818
Republic of Poland 5% 10/25/2034	PLN	6,000,000	1,467,892
Republic of Poland 6% 10/25/2033	PLN	15,000,000	3,959,058
TOTAL POLAND			27,757,679
ROMANIA - 4.8%
Romanian Republic 3.25% 6/24/2026	RON	36,500,000	7,621,581
Romanian Republic 3.65% 9/24/2031	RON	4,250,000	751,056
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	419,767
Romanian Republic 4.75% 10/11/2034	RON	2,750,000	492,716
Romanian Republic 5% 2/12/2029	RON	30,950,000	6,238,304
Romanian Republic 5.8% 7/26/2027	RON	7,500,000	1,586,399
Romanian Republic 6.7% 2/25/2032	RON	3,750,000	786,762
Romanian Republic 7.2% 10/30/2033	RON	10,500,000	2,252,266
TOTAL ROMANIA			20,148,851
SOUTH AFRICA - 7.8%
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	1,909,887
South African Republic 6.5% 2/28/2041	ZAR	30,250,000	1,063,357
South African Republic 7% 2/28/2031	ZAR	61,750,000	2,987,971
South African Republic 8% 1/31/2030	ZAR	248,750,000	12,990,068
South African Republic 8.25% 3/31/2032	ZAR	17,750,000	889,671
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	3,620,537
South African Republic 8.75% 2/28/2048	ZAR	130,250,000	5,505,078
South African Republic 8.875% 2/28/2035	ZAR	79,500,000	3,878,470
TOTAL SOUTH AFRICA			32,845,039
THAILAND - 4.6%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	3,599,116
Kingdom of Thailand 1.6% 6/17/2035	THB	135,750,000	3,838,490
Kingdom of Thailand 2% 6/17/2042	THB	66,000,000	1,826,003
Kingdom of Thailand 2.8% 6/17/2034	THB	40,000,000	1,257,412
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,367,230
Kingdom of Thailand 3.3% 6/17/2038	THB	66,750,000	2,205,216
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,415,030
Kingdom of Thailand 3.45% 6/17/2043	THB	91,000,000	3,040,121
TOTAL THAILAND			19,548,618
TURKEY - 1.4%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	427,519
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	618,180
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	380,775
Turkish Republic 26.2% 10/5/2033	TRY	61,500,000	1,385,616
Turkish Republic 30% 9/12/2029	TRY	55,250,000	1,290,198
Turkish Republic 31.08% 11/8/2028	TRY	49,500,000	1,175,908
Turkish Republic 36% 8/12/2026	TRY	35,000,000	846,235
TOTAL TURKEY			6,124,431
URUGUAY - 0.7%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	703,321
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	60,025,000	1,395,053
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	823,417
TOTAL URUGUAY			2,921,791
UZBEKISTAN - 0.2%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	13,410,000,000	1,047,940
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $379,169,185)			364,801,106

Non-Convertible Corporate Bonds - 4.2%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 4.2%
Financials - 4.2%
Banks - 2.8%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	234,500,000	2,771,276
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	171,000,000	1,979,797
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	886,444
Inter-American Development Bank 7% 1/25/2029	INR	170,000,000	2,002,801
Inter-American Development Bank 7% 8/8/2033	INR	89,000,000	1,057,825
Inter-American Development Bank 7.35% 10/6/2030	INR	250,000,000	2,995,906
			11,694,049
Capital Markets - 0.7%
Asian Infrastructure Investment Bank/The 6.65% 6/30/2033 (c)	INR	65,000,000	749,412
Asian Infrastructure Investment Bank/The 6.96% 1/14/2035 (c)	INR	181,000,000	2,148,069
			2,897,481
Financial Services - 0.7%
International Bank for Reconstruction & Development 10% 9/16/2026	KZT	550,000,000	1,004,037
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	172,000,000	2,034,674
			3,038,711
TOTAL FINANCIALS			17,630,241

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $17,921,378)			17,630,241

U.S. Treasury Obligations - 0.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (g) (Cost $2,118,838)	4.38	2,130,000	2,118,977

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $28,012,199)	4.32	28,006,597	28,012,199

TOTAL INVESTMENT IN SECURITIES - 97.6% (Cost $427,221,600)	412,562,523
NET OTHER ASSETS (LIABILITIES) - 2.4%	10,057,947
NET ASSETS - 100.0%	422,620,470

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

BRL	6,446,000	USD	1,119,078	BNP Paribas SA	5/22/25	(890)
BRL	6,466,000	USD	1,086,704	Citibank NA	5/22/25	34,953
BRL	6,426,000	USD	1,104,408	Goldman Sachs Bank USA	5/22/25	10,310
BRL	7,007,000	USD	1,182,416	Goldman Sachs Bank USA	5/22/25	33,088
CLP	1,010,962,000	USD	1,059,931	BNP Paribas SA	5/22/25	4,441
CLP	784,414,000	USD	839,035	Bank of America NA	5/22/25	(13,180)
CLP	998,800,000	USD	1,086,195	Citibank NA	5/22/25	(34,628)
CNY	89,410,000	USD	12,458,719	Bank of America NA	5/22/25	(96,428)
CNY	7,440,000	USD	1,039,832	Citibank NA	5/22/25	(11,139)
CNY	5,433,000	USD	755,896	Goldman Sachs Bank USA	5/22/25	(4,701)
CZK	25,124,000	USD	1,099,887	Goldman Sachs Bank USA	5/22/25	(10,283)
CZK	47,731,000	USD	1,988,986	HSBC BANK USA	5/22/25	81,062
CZK	50,657,000	USD	2,113,824	JPMorgan Chase Bank NA	5/22/25	83,122
CZK	23,847,000	USD	1,036,822	Royal Bank of Canada	5/22/25	(2,600)
CZK	36,270,000	USD	1,570,983	Royal Bank of Canada	5/22/25	2,012
EUR	2,092,000	USD	2,278,253	Bank of America NA	5/22/25	(9,852)
EUR	995,000	USD	1,082,652	JPMorgan Chase Bank NA	5/22/25	(3,751)
EUR	3,070,000	USD	3,212,488	JPMorgan Chase Bank NA	5/22/25	116,381
HUF	411,193,000	USD	1,074,580	Canadian Imperial Bank of Commerce	5/22/25	26,382
HUF	565,106,000	USD	1,442,491	Goldman Sachs Bank USA	5/22/25	70,572
HUF	350,071,000	USD	906,478	Royal Bank of Canada	5/22/25	30,832
IDR	9,106,335,000	USD	550,162	CITIGROUP GLOBAL MKTS INC (ID)	4/08/25	(467)
IDR	34,079,200,000	USD	2,087,035	Royal Bank of Canada	5/22/25	(34,786)
IDR	16,888,600,000	USD	1,038,404	Royal Bank of Canada	5/22/25	(21,372)
IDR	10,670,800,000	USD	650,143	Royal Bank of Canada	5/22/25	(7,548)
IDR	25,500,300,000	USD	1,569,056	Royal Bank of Canada	5/22/25	(33,428)
INR	100,359,000	USD	1,156,596	BNP Paribas SA	5/22/25	13,079
INR	280,915,000	USD	3,274,068	Bank of America NA	5/22/25	(29)
INR	219,626,000	USD	2,498,021	Goldman Sachs Bank USA	5/22/25	61,700
INR	283,779,000	USD	3,237,971	Royal Bank of Canada	5/22/25	69,447
KZT	554,367,000	USD	1,092,349	Goldman Sachs Bank USA	5/22/25	(6,986)
MXN	22,353,000	USD	1,104,188	Citibank NA	5/22/25	(19,357)
MXN	42,744,000	USD	2,104,269	Citibank NA	5/22/25	(29,827)
MXN	20,486,000	USD	1,005,501	State Street Bank & Trust Co	5/22/25	(11,279)
MXN	66,217,000	USD	3,223,407	State Street Bank & Trust Co	5/22/25	(9,778)
MXN	5,352,000	USD	259,150	State Street Bank & Trust Co	5/22/25	592
MYR	6,351,000	USD	1,438,342	Royal Bank of Canada	5/22/25	(4,411)
PEN	7,079,000	USD	1,902,957	Bank of America NA	5/22/25	21,364
PHP	61,441,000	USD	1,061,983	Royal Bank of Canada	5/22/25	9,660
PLN	4,164,955	USD	1,079,675	Bank of America NA	4/01/25	(4,265)
PLN	4,014,000	USD	1,038,551	Bank of America NA	5/22/25	(4,095)
PLN	12,037,000	USD	2,976,878	Royal Bank of Canada	5/22/25	125,203
PLN	6,236,000	USD	1,613,805	State Street Bank & Trust Co	5/22/25	(6,713)
RON	5,063,000	USD	1,064,371	Goldman Sachs Bank USA	5/22/25	33,676
RON	4,966,000	USD	1,075,217	JPMorgan Chase Bank NA	5/22/25	1,793
SGD	1,253,000	USD	927,927	Bank of America NA	5/22/25	7,190
SGD	2,611,000	USD	1,949,137	Brown Brothers Harriman & Co	5/22/25	(542)
SGD	228,000	USD	171,962	Goldman Sachs Bank USA	5/22/25	(1,805)
THB	703,306,000	USD	20,672,137	JPMorgan Chase Bank NA	5/22/25	108,910
TRY	259,774,000	USD	6,596,678	Goldman Sachs Bank USA	5/22/25	(185,498)
TRY	19,358,000	USD	479,428	JPMorgan Chase Bank NA	5/22/25	(1,675)
USD	2,103,382	BRL	12,358,000	BNP Paribas SA	5/22/25	(40,361)
USD	1,045,054	BRL	6,170,000	Bank of America NA	5/22/25	(25,256)
USD	992,402	BRL	5,825,000	State Street Bank & Trust Co	5/22/25	(18,061)
USD	1,055,050	BRL	6,200,000	State Street Bank & Trust Co	5/22/25	(20,464)
USD	1,074,660	CLP	999,971,000	Bank of America NA	5/22/25	21,859
USD	1,059,598	CLP	1,010,962,000	Goldman Sachs Bank USA	5/22/25	(4,775)
USD	3,567,787	COP	15,073,900,000	Citibank NA	5/22/25	(11,887)
USD	1,624,522	CZK	39,110,000	BNP Paribas SA	5/22/25	(71,641)
USD	2,178,045	CZK	50,217,000	Bank of America NA	5/22/25	182
USD	883,265	CZK	21,167,000	Goldman Sachs Bank USA	5/22/25	(34,728)
USD	1,045,555	EUR	1,001,000	Bank of America NA	5/22/25	(39,852)
USD	2,157,815	EUR	2,063,000	Bank of America NA	5/22/25	(79,141)
USD	5,276,903	EUR	5,061,000	JPMorgan Chase Bank NA	5/22/25	(210,851)
USD	1,098,501	HUF	403,193,000	Bank of America NA	5/22/25	18,958
USD	296,707	HUF	109,802,000	Goldman Sachs Bank USA	5/22/25	2,714
USD	2,089,418	HUF	813,375,000	Royal Bank of Canada	5/22/25	(88,380)
USD	1,156,368	IDR	19,068,500,000	Bank of America NA	5/22/25	8,062
USD	1,092,735	IDR	18,049,800,000	Royal Bank of Canada	5/22/25	5,776
USD	640,426	IDR	10,495,300,000	Royal Bank of Canada	5/22/25	8,399
USD	403,362	IDR	6,695,400,000	State Street Bank & Trust Co	5/22/25	165
USD	1,124,952	INR	98,833,000	Citibank NA	5/22/25	(26,937)
USD	1,134,063	INR	97,587,000	Citibank NA	5/22/25	(3,305)
USD	1,103,218	KZT	554,367,000	Goldman Sachs Bank USA	5/22/25	17,855
USD	3,169,594	MXN	64,669,934	State Street Bank & Trust Co	4/01/25	9,491
USD	1,499,431	MXN	31,125,000	Bank of America NA	5/22/25	(11,120)
USD	1,110,133	MXN	22,466,000	Canadian Imperial Bank of Commerce	5/22/25	19,819
USD	2,176,394	MXN	44,944,000	State Street Bank & Trust Co	5/22/25	(4,818)
USD	1,424,151	MYR	6,351,000	Goldman Sachs Bank USA	5/22/25	(9,781)
USD	710,451	PEN	2,607,000	Bank of America NA	5/22/25	1,777
USD	1,421,731	PEN	5,226,000	Citibank NA	5/22/25	1,121
USD	1,070,028	PHP	61,441,000	Bank of America NA	5/22/25	(1,615)
USD	1,061,696	PHP	61,159,000	Royal Bank of Canada	5/22/25	(5,028)
USD	1,069,281	PLN	4,297,000	Bank of America NA	5/22/25	(38,108)
USD	2,066,562	PLN	8,035,000	Bank of America NA	5/22/25	(4,155)
USD	1,351,968	PLN	5,254,000	JPMorgan Chase Bank NA	5/22/25	(2,051)
USD	1,975,726	RON	9,485,000	Bank of America NA	5/22/25	(81,350)
USD	652,375	RON	2,981,000	Goldman Sachs Bank USA	5/22/25	5,866
USD	1,025,049	RON	4,714,000	Goldman Sachs Bank USA	5/22/25	2,692
USD	188,064	RON	865,000	Royal Bank of Canada	5/22/25	465
USD	936,372	SGD	1,253,000	Brown Brothers Harriman & Co	5/22/25	1,255
USD	1,634,682	THB	55,877,000	JPMorgan Chase Bank NA	5/22/25	(16,352)
USD	1,061,473	THB	35,862,000	JPMorgan Chase Bank NA	5/22/25	1,835
USD	2,428,039	TRY	101,055,000	Bank of America NA	5/22/25	(65,981)
USD	2,122,666	TRY	82,417,000	State Street Bank & Trust Co	5/22/25	88,628
USD	869,314	ZAR	16,057,000	BNP Paribas SA	5/22/25	(2,908)
USD	681,791	ZAR	12,754,000	Brown Brothers Harriman & Co	5/22/25	(11,011)
USD	1,059,056	ZAR	19,411,000	Canadian Imperial Bank of Commerce	5/22/25	4,643
USD	1,396,122	ZAR	26,099,000	Citibank NA	5/22/25	(21,586)
ZAR	18,797,000	USD	1,015,607	State Street Bank & Trust Co	5/22/25	5,454

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(350,031)
Unrealized Appreciation						1,172,785
Unrealized Depreciation						(1,522,816)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $22,001,449 or 5.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,761,518 or 1.4% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $252,984.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	39,243,522	35,177,809	46,409,132	275,601	-	-	28,012,199	28,006,597	0.0%
Total	39,243,522	35,177,809	46,409,132	275,601	-	-	28,012,199

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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